Cover	Feb. 28, 2025	Feb. 25, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 28, 2025
Entity File Number		001-38694
Entity Registrant Name	ARCADIUM LITHIUM PLC
Entity Central Index Key	0001977303
Entity Tax Identification Number		98-1737136
Entity Incorporation, State or Country Code		Y9
Entity Address, Address Line One		1818 Market Street
Entity Address, Address Line Two		Suite 2550
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Country		US
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		299-5900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Ordinary Shares, par value $1.00 per share
Trading Symbol		ALTM
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Other Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One		Suite 12, Gateway Hub
Entity Address, Address Line Two		Shannon Airport House
Entity Address, City or Town		Shannon, Co. Clare
Entity Address, Country		IE
Entity Address, Postal Zip Code		V14 E370
City Area Code		353-1
Local Phone Number		6875238